Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Institutional Class
May 30, 2020
Summary Prospectus

On June 18, 2020, the Board of Trustees approved a plan of liquidation for Fidelity Investments Money Market: Prime Money Market Portfolio and Fidelity Investments Money Market: Prime Reserves Portfolio (the funds). Following Board approval, the funds’ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The funds are expected to liquidate on or about August 14, 2020.

Effective after the close of business on August 12, 2020, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidations.

IYT-IN-SUM-20-01 1.9899587.100	June 19, 2020

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Class III
May 30, 2020
Summary Prospectus

On June 18, 2020, the Board of Trustees approved a plan of liquidation for Fidelity Investments Money Market: Prime Money Market Portfolio and Fidelity Investments Money Market: Prime Reserves Portfolio (the funds). Following Board approval, the funds’ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The funds are expected to liquidate on or about August 14, 2020.

Effective after the close of business on August 12, 2020, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidations.

IYT-III-SUM-20-01 1.9899584.100	June 19, 2020

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Class II
May 30, 2020
Summary Prospectus

On June 18, 2020, the Board of Trustees approved a plan of liquidation for Fidelity Investments Money Market: Prime Money Market Portfolio and Fidelity Investments Money Market: Prime Reserves Portfolio (the funds). Following Board approval, the funds’ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The funds are expected to liquidate on or about August 14, 2020.

Effective after the close of business on August 12, 2020, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidations.

IYT-II-SUM-20-01 1.9899586.100	June 19, 2020

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Class I
May 30, 2020
Summary Prospectus

On June 18, 2020, the Board of Trustees approved a plan of liquidation for Fidelity Investments Money Market: Prime Money Market Portfolio and Fidelity Investments Money Market: Prime Reserves Portfolio (the funds). Following Board approval, the funds’ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The funds are expected to liquidate on or about August 14, 2020.

Effective after the close of business on August 12, 2020, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidations.

IYT-I-SUM-20-01 1.9899588.100	June 19, 2020

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Select Class
May 30, 2020
Summary Prospectus

On June 18, 2020, the Board of Trustees approved a plan of liquidation for Fidelity Investments Money Market: Prime Money Market Portfolio and Fidelity Investments Money Market: Prime Reserves Portfolio (the funds). Following Board approval, the funds’ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The funds are expected to liquidate on or about August 14, 2020.

Effective after the close of business on August 12, 2020, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidations.

IYT-S-SUM-20-01 1.9899589.100	June 19, 2020